Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 5:	CASH AND CASH EQUIVALENTS

	December 31,
	2023	2022
	U.S. dollars in thousands

Cash in banks and on hand	133	1,413
Bank deposits with original maturities of three months or less*	1,268	681

	1,401	2,094

*	Deposits with maturity of less than three months, which in 2023 bear an interest of 4.41%-5.1% per annum (in 2022: 4.5%).

The currencies in which the cash and cash equivalents are denominated or linked to are:

	December 31,
	2023	2022
	U.S. dollars in thousands

U.S. dollars	382	2,009
NIS (not linked to the Israeli CPI)	1,019	85

	1,401	2,094